Basis of Preparation of Unaudited Condensed Consolidated Financial Statements - Schedule of New, Amended and Revised Standards and Interpretations (Details)	6 Months Ended
Jun. 30, 2025
Classification and measurement of Financial Statements [Member]
Schedule of New, Amended and Revised Standards and Interpretations [Line Items]
Effective Date Issued by IASB	January 1, 2026
Annual Improvements to IFRS [Member]
Schedule of New, Amended and Revised Standards and Interpretations [Line Items]
Effective Date Issued by IASB	January 1, 2026
Presentation and Disclosures of Financial Statements [Member]
Schedule of New, Amended and Revised Standards and Interpretations [Line Items]
Effective Date Issued by IASB	January 1, 2027
Subsidiaries without Public Accountability: Disclosures [Member]
Schedule of New, Amended and Revised Standards and Interpretations [Line Items]
Effective Date Issued by IASB	January 1, 2027